Other income (Tables)	3 Months Ended
Jun. 30, 2018
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 4 Other income

	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of subsidiaries[1]	(10)	0	(18)	(10)	(22)
Share of net profits of associates and joint ventures	15	15	17	30	36
Total	5	15	(2)	20	14
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals	0	0	129	0	136
Impairments	0	0	1	0	(13)
Total	0	0	131	0	123
Net gains / (losses) from disposals of financial assets measured at amortized cost	(1)	0	(2)	0	16
Net income from properties (excluding net gains / (losses) from disposals)[2]	6	6	6	12	12
Net gains / (losses) from disposals of properties held for sale	0	0	0	0	(1)
Other	23	19	14	42	26
Total other income	34	40	147	74	190
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. 2 Includes net rent received from third parties and net operating expenses.